Note 7 - Net Foreign Exchange (Loss) Gain (Details Textual)	6 Months Ended
	Jun. 30, 2024	Apr. 05, 2024	Mar. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Closing foreign exchange rate	13.7	30.674	22,055	6,104
Foreign currency allocation, percentage	75.00%
Currency, Zimbabwe Gold (ZiG) [member]
Statement Line Items [Line Items]
Closing foreign exchange rate		13.56
Currency, Zimbabwe RTGS translated to Gold (ZiG) [member]
Statement Line Items [Line Items]
Closing foreign exchange rate		2,499